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[THE QUAKER(R) RESERVE MONEY MARKET ACCOUNT LOGO]

OFFERED BY
The Reserve Funds

                                THE RESERVE FUND

                             RESERVE PRIMARY II FUND

                          QUAKER RESERVE MONEY-MARKET I
                         QUAKER RESERVE MONEY-MARKET II


                         Supplement dated March 8, 2004
                      to Prospectus dated November 3, 2003


All references to "Citco-Quaker Fund Services, Inc." are deleted and replaced with "Citco Mutual Fund Distributors, Inc."

The reference to the address Citco-Quaker Fund Services, Inc. under "Fund Management" on page 5 is deleted and replaced with 83 General Warren Boulevard, Suite 200, Malvern, PA 19355.

All references to the address of Citco-Quaker Fund Services, Inc. under "Overnight and Special Delivery" on page 6 and 9 are deleted and replaced by the following:


                           83 General Warren Boulevard
                                    Suite 200
                                Malvern, PA 19355

                                                                     RMPS 032004